UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Karsch Capital Management, LP

Address:  110 East 59th Street
          22nd Floor
          New York, NY 10022

13F File Number: 028-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael A. Karsch
Title:    Principal
Phone:    (212) 507-9782

Signature, Place and Date of Signing:


/s/ Michael A. Karsch               New York, NY               February 14, 2008
----------------------           ------------------           ------------------
     [Signature]                   [City, State]                     [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


Name:

Strata Captial Management LP

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          4

Form 13F Information Table Entry Total:     70

Form 13F Information Table Value Total:     $1,596,605
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
----      --------------------          ------------------------------

1.        028-10580                     Karsch Associates, LLC
2.        028-10579                     Karsch Capital II, LP
3.        028-10586                     Karsch Capital, Ltd.
4.                                      Karsch Capital II, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                   KARSCH CAPITAL MANAGEMENT, L.P.
                                                          December 31, 2007
COLUMN 1                          COLUMN 2           COLUMN 3   COLUMN 4       COLUMN 5        COL 6   COL 7          COLUMN 8

                                  TITLE                          VALUE    SHS OR    SH/ PUT/   INVSTM  OTHER      VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS           CUSIP      (x$1000)  PRN AMT   PRN CALL   DSCRTN  MGRS   SOLE      SHARED  NONE
--------------                    --------           -----      --------  -------   --- ----   ------  ----   ----      ------  ----
AMERICAN TOWER CORP               CL A               029912201   33,330     782,385 SH         SOLE    NONE     782,385
APPLIED MATLS INC                 COM                038222105   41,128   2,315,760 SH         SOLE    NONE   2,315,760
ASSURED GUARANTY LTD.             COM                g0585r106   86,710   3,267,160 SH         SOLE    NONE   3,267,160
AUTONATION INC                    COM                05329w102      187      11,920 SH         SOLE    NONE      11,920
BARE ESCENTUALS INC               COM                067511105    3,657     150,800 SH         SOLE    NONE     150,800
BED BATH & BEYOND INC             COM                075896100      246       8,378 SH         SOLE    NONE       8,378
BIG LOTS INC                      COM                089302103    5,230     327,100 SH         SOLE    NONE     327,100
BJS WHOLESALE CLUB INC            COM                05548j106      512      15,128 SH         SOLE    NONE      15,128
BOYD GAMING CORP                  COM                103304101      268       7,857 SH         SOLE    NONE       7,857
BURGER KING HOLDINGS INC          COM                121208201   23,280     816,560 SH         SOLE    NONE     816,560
CARMAX INC                        COM                143130102      494      25,030 SH         SOLE    NONE      25,030
CORE MARK HOLDING CO INC          COM                218681104      209       7,289 SH         SOLE    NONE       7,289
CSK AUTO CORP                     COM                125965103   20,525   4,096,830 SH         SOLE    NONE   4,096,830
DISCOVER FINL SVCS                COM                254709108      733      48,578 SH         SOLE    NONE      48,578
DISCOVERY HOLDING CO              CL A COM           25468y107   54,480   2,167,049 SH         SOLE    NONE   2,167,049
DSW INC                           CL A               23334L102      275      14,654 SH         SOLE    NONE      14,654
E TRADE FINANCIAL CORP            COM                269246104   11,099   3,126,500 SH         SOLE    NONE   3,126,500
EL PASO CORP                      COM                28336L109      353      20,474 SH         SOLE    NONE      20,474
ELECTRONIC ARTS INC               COM                285512109   55,531     950,712 SH         SOLE    NONE     950,712
FEDEX CORP                        COM                31428x106      622       6,972 SH         SOLE    NONE       6,972
GARTNER INC                       COM                366651107   30,114   1,714,942 SH         SOLE    NONE   1,714,942
GENERAL DYNAMICS CORP             COM                369550108   31,670     355,880 SH         SOLE    NONE     355,880
GLG PARTNERS INC                  COM                37929x107   32,921   2,420,644 SH         SOLE    NONE   2,420,644
GLG PARTNERS INC                  *W EXP 12/28/2011  37929X115   15,422   2,561,826 SH         SOLE    NONE   2,561,826
HARLEY DAVIDSON INC               COM                412822108   27,092     580,000     PUT    SOLE    NONE     580,000
HERTZ GLOBAL HOLDINGS INC         COM                42805t105    3,568     224,552 SH         SOLE    NONE     224,552
INTERCONTINENTALEXCHANGE INC      COM                45865v100   22,538     117,080 SH         SOLE    NONE     117,080
JARDEN CORP                       COM                471109108    1,721      72,880 SH         SOLE    NONE      72,880
KRAFT FOODS INC                   CL A               50075n104    8,286     253,931 SH         SOLE    NONE     253,931
LIBERTY ACQUISITION HOLDINGS CO   UNIT 99/99/9999    53015y206   54,500   5,000,000 SH         SOLE    NONE   5,000,000
LIBERTY MEDIA HLDG CORP           CAP COM SER A      53071M302      394       3,382 SH         SOLE    NONE       3,382
LIQUIDITY SERVICES INC            COM                53635B107      216      16,758 SH         SOLE    NONE      16,758
MATTEL INC                        COM                577081102    3,559     186,940 SH         SOLE    NONE     186,940
MERRILL LYNCH & CO INC            COM                590188108   16,641     310,000     PUT    SOLE    NONE     310,000
MONEYGRAM INTL INC                COM                60935y109   21,077   1,371,290 SH         SOLE    NONE   1,371,290
MOODYS CORP                       COM                615369105      219       6,125 SH         SOLE    NONE       6,125
NELNET INC                        CL A               64031N108      333      26,200 SH         SOLE    NONE      26,200
NUTRISYSTEM INC NEW               COM                67069d108    1,502      55,689 SH         SOLE    NONE      55,689
OCH ZIFF CAP MGMT GROUP           CL A               67551u105    3,942     150,000 SH         SOLE    NONE     150,000
PANERA BREAD CO                   CL A               69840w108      481      13,442 SH         SOLE    NONE      13,442
PHI INC                           COM NON VTG        69336T205      215       6,940 SH         SOLE    NONE       6,940
PHILLIPS VAN HEUSEN CORP          COM                718592108      651      17,654 SH         SOLE    NONE      17,654
POLYCOM INC                       COM                73172k104   52,417   1,886,860 SH         SOLE    NONE   1,886,860
QUALCOMM INC                      COM                747525103   30,348     771,243 SH         SOLE    NONE     771,243
SAKS INC                          COM                79377w108      202       9,751 SH         SOLE    NONE       9,751
SCIENTIFIC GAMES CORP             CL A               80874p109    2,117      63,656 SH         SOLE    NONE      63,656
SEAGATE TECHNOLOGY                SHS                g7945j104   49,692   1,948,700 SH         SOLE    NONE   1,948,700
SELECT COMFORT CORP               COM                81616x103   13,538   1,931,290 SH         SOLE    NONE   1,931,290
SPDR TR                           UNIT SER 1         78462f103    8,945      61,179 SH         SOLE    NONE      61,179
SUN-TIMES MEDIA GROUP INC         COM                86688Q100      148      67,400 SH         SOLE    NONE      67,400
TEMPUR PEDIC INTL INC             COM                88023u101   59,456   2,289,420 SH         SOLE    NONE   2,289,420
TEXTRON INC                       COM                883203101  132,428   1,857,334 SH         SOLE    NONE   1,857,334
THERMO FISHER SCIENTIFIC INC      COM                883556102  105,838   1,834,917 SH         SOLE    NONE   1,834,917
TIVO INC                          COM                888706108    9,881   1,184,750 SH         SOLE    NONE   1,184,750
TJX COS INC NEW                   COM                872540109      372      12,942 SH         SOLE    NONE      12,942
TRANSOCEAN INC NEW                SHS                g90073100   32,375     226,158 SH         SOLE    NONE     226,158
TUESDAY MORNING CORP              COM NEW            899035505    4,819     950,533 SH         SOLE    NONE     950,533
UNION PAC CORP                    COM                907818108   82,690     658,255 SH         SOLE    NONE     658,255
VERISIGN INC                      COM                92343e102   66,784   1,775,695 SH         SOLE    NONE   1,775,695
VIACOM INC NEW                    CL B               92553p201   15,678     356,965 SH         SOLE    NONE     356,965
VIRGIN MOBILE USA INC             CL A               92769r108    3,136     352,800 SH         SOLE    NONE     352,800
WEIGHT WATCHERS INTL INC NEW      COM                948626106    6,144     136,000 SH         SOLE    NONE     136,000
WELLCARE HEALTH PLANS INC         COM                94946t106   10,144     239,190 SH         SOLE    NONE     239,190
WELLPOINT INC                     COM                94973v107   57,315     653,310 SH         SOLE    NONE     653,310
WELLPOINT INC                     COM                94973V107   56,981     649,500     PUT    SOLE    NONE     649,500
WESTERN DIGITAL CORP              COM                958102105   16,116     533,450 SH         SOLE    NONE     533,450
WHOLE FOODS MKT INC               COM                966837106      351       8,604 SH         SOLE    NONE       8,604
WILLIAMS COS INC DEL              COM                969457100  163,976   4,582,894 SH         SOLE    NONE   4,582,894
WILLIAMS SONOMA INC               COM                969904101      399      15,389 SH         SOLE    NONE      15,389
WYNDHAM WORLDWIDE CORP            COM                98310W108    7,304     310,000     PUT    SOLE    NONE     310,000


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